Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Total prepaid expenses and other current assets	$ 3,867		$ 3,830		$ 3,809
Infinity Pharmaceuticals Inc [Member]
Prepaid expenses	2,036	$ 1,429		$ 1,143
Other current assets	590	560		399
Total prepaid expenses and other current assets	$ 2,626	$ 1,989		$ 1,542